Significant Accounting Policies - Research and Development Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and Development Expense
Research, development and related expenses	$ 1,994	$ 1,878	$ 1,911
Research and development expense	$ 1,243	$ 1,146	$ 1,253